Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component
The components of other operating expenses for the years ended December 31, 2016 and 2015 are as follows:

(Dollars in thousands)	2016	2015
Marketing	$240	$282
Equipment	555	839
Telephone	377	449
Regulatory, professional and other consulting fees	1,706	1,681
Insurance	303	324
Amortization of intangible assets	404	428
Other expenses	1,358	1,152
	$4,943	$5,155